Subordinated liabilities - Redemption (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Subordinated liabilities
Dated loan capital	£ 6,266.0			£ 8,647.0
Undated loan capital	173.0			259.0
Preference shares	119.0			119.0
Impact on carrying value due to fair value hedging	(298.0)			(596.0)
Subordinated liabilities	6,260.0			8,429.0
NatWest Group plc
Subordinated liabilities
Dated loan capital	£ 5,820.0			7,689.0
Natwest Group plc, $2,250 million 6.13% notes Maturity dated Dec-2022
Subordinated liabilities
Notional amount | $		$ 2,250
Interest rate	6.13%	6.13%	6.13%
Dated loan capital				986.0
Natwest Group plc, $2,250 million 5.13% notes Maturity dated May-2024
Subordinated liabilities
Notional amount | $		$ 2,250
Interest rate	5.13%	5.13%	5.13%
Dated loan capital	£ 706.0			956.0
Natwest Group plc, $2,000 million 6.00% notes Maturity dated Dec-2023
Subordinated liabilities
Notional amount | $		$ 2,000
Interest rate	6.00%	6.00%	6.00%
Dated loan capital	£ 536.0			1,073.0
Natwest Group plc, £1,000 million 3.622% notes Maturity dated Aug 2030
Subordinated liabilities
Notional amount	£ 1,000.0
Interest rate	3.622%	3.622%	3.622%
Dated loan capital	£ 964.0			995.0
Natwest Group plc, £1,000 million 2.105% notes Maturity dated Nov-2031
Subordinated liabilities
Notional amount	£ 1,000.0
Interest rate	2.105%	2.105%	2.105%
Dated loan capital	£ 1,001.0			999.0
Natwest Group plc, $1,000 million 6.10% notes Maturity dated Jun-2023
Subordinated liabilities
Notional amount | $		$ 1,000
Interest rate	6.10%	6.10%	6.10%
Dated loan capital	£ 126.0			354.0
Natwest Group plc, $850 million 3.032% notes Maturity dated Nov-2035
Subordinated liabilities
Notional amount | $		$ 850
Interest rate	3.032%	3.032%	3.032%
Dated loan capital	£ 555.0			584.0
Natwest Group plc, €750 million 1.043% notes Maturity dated Sep-2032
Subordinated liabilities
Notional amount | €			€ 750.0
Interest rate	1.043%	1.043%	1.043%
Dated loan capital	£ 665.0			630.0
Natwest Group plc, $750 million 3.754% notes Maturity dated Nov-2029
Subordinated liabilities
Notional amount | $		$ 750
Interest rate	3.754%	3.754%	3.754%
Dated loan capital	£ 626.0			558.0
Natwest Group plc, £650 million 7.416% notes Maturity dated Jun-2023
Subordinated liabilities
Notional amount	£ 650.0
Interest rate	7.416%	7.416%	7.416%
Dated loan capital	£ 641.0
Natwest Group plc, $650 million 6.425% notes Maturity dated Jan-2043
Subordinated liabilities
Notional amount | $		$ 650
Interest rate	6.425%	6.425%	6.425%
Dated loan capital				554.0
Other subsidiaries, $650 million 6.3% notes Maturity dated Dec-2043
Subordinated liabilities
Notional amount | $		$ 650
Interest rate	6.30%	6.30%	6.30%
Dated loan capital				39.0
Other subsidiaries, €300 million Floating rate notes Maturity dated jun-2022
Subordinated liabilities
Notional amount | €			€ 300.0
Dated loan capital				252.0
Other subsidiaries, €170 million Floating rate notes Maturity dated Feb-2041
Subordinated liabilities
Notional amount | €			€ 170.0
Dated loan capital	£ 223.0			331.0
Other subsidiaries, $150 million 7.125% notes Maturity dated Oct-93
Subordinated liabilities
Notional amount | $		$ 150
Interest rate	7.125%	7.125%	7.125%
Dated loan capital	£ 18.0			113.0
Other subsidiaries, €145.6 Million Floating rate notes Maturity dated Apr-2023
Subordinated liabilities
Notional amount | €			€ 145.6
Dated loan capital	£ 122.0			119.0
Other subsidiaries, $136 million 7.75% notes Maturity dated May-2023
Subordinated liabilities
Notional amount | $		$ 136
Interest rate	7.75%	7.75%	7.75%
Dated loan capital	£ 83.0			104.0
Natwest Group plc, $762 million 7.648% notes
Subordinated liabilities
Notional amount | $		$ 762
Interest rate	7.648%	7.648%	7.648%
Undated loan capital				51.0
Other Subsidiaries 16 Million 5.63 Notes [Member]
Subordinated liabilities
Notional amount	£ 16.0
Interest rate	5.63%	5.63%	5.63%
Undated loan capital	£ 18.0			20.0
Other Subsidiaries, £19 million, 5.63% notes
Subordinated liabilities
Notional amount	£ 19.0
Interest rate	5.63%	5.63%	5.63%
Undated loan capital				1.0
Other Subsidiaries, £21 Million 6.2% Notes [Member]
Subordinated liabilities
Notional amount	£ 21.0
Interest rate	6.20%	6.20%	6.20%
Undated loan capital				22.0
Other Subsidiaries 31 Million 7.38 Notes [Member]
Subordinated liabilities
Notional amount	£ 31.0
Interest rate	7.38%	7.38%	7.38%
Undated loan capital	£ 2.0			1.0
Other subsidiaries, £53 million 7.125% notes
Subordinated liabilities
Notional amount	£ 53.0
Interest rate	7.125%	7.125%	7.125%
Undated loan capital				56.0
Other subsidiaries, €31 million 11.375% notes
Subordinated liabilities
Notional amount | €			€ 31.0
Interest rate	11.375%	11.375%	11.375%
Undated loan capital	£ 48.0			45.0
Other subsidiaries, £35 million 11.5% notes
Subordinated liabilities
Notional amount	£ 35.0
Interest rate	11.50%	11.50%	11.50%
Undated loan capital	£ 72.0			31.0
Other subsidiaries, £11 million 11.75% notes
Subordinated liabilities
Notional amount	£ 11.0
Interest rate	11.75%	11.75%	11.75%
Undated loan capital	£ 25.0			24.0
Other subsidiaries, £1.1 million SONIA + 2.8266% notes
Subordinated liabilities
Notional amount	1.1
Undated loan capital	£ 2.0			2.0
Other subsidiaries, £1.1 million SONIA + 2.8266% notes | SONIA
Subordinated liabilities
Borrowings, adjustment to interest rate basis	2.8266%	2.8266%	2.8266%
Other subsidiaries, 2.5% fixed notes
Subordinated liabilities
Notional amount	£ 4.9
Interest rate	2.50%	2.50%	2.50%
Undated loan capital	£ 6.0			6.0
Other subsidiaries, £140 million Non-cumulative preference shares of £1
Subordinated liabilities
Notional amount	140.0
Preference shares	£ 119.0			£ 119.0